Dividend Per Common Share - Additional Information (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.27
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	0.00675
Dividends paid on common shares	0	€ 0
Final dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.14
Final dividend 2017 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.0035
Interim dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.13
Percentage of shareholders receive cash dividend	57.00%
Percentage of shareholders receive stock dividend	43.00%
Cash dividend payable per common share	€ 0.13
Stock dividend payable description	The stock dividend amounted to one new Aegon common share for every 36 common shares held.
Dividend payable, date to be paid	Sep. 15, 2017
Stock repurchase program to repurchase common shares	51,864,626
Period of repurchase	Between October 2, 2017, and December 15, 2017
Common shares repurchased average price per share	€ 5.0950
Interim dividend 2017 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	0.00325
Dividends paid on common shares	€ 0
Final dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend	54.00%
Percentage of shareholders receive stock dividend	46.00%
Stock dividend payable description	One new Aegon common share for every 35 common shares held.
Dividend payable, date to be paid	Jun. 23, 2017
Dividend per common share	€ 0.13
Interim dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend		58.00%
Percentage of shareholders receive stock dividend		42.00%
Cash dividend payable per common share		€ 0.13
Stock dividend payable description		The stock dividend amounted to one new Aegon common share for every 28 common shares held.
Dividend payable, date to be paid		Sep. 16, 2016
Stock repurchase program to repurchase common shares		30,765,224
Period of repurchase		Between October 3, 2016, and November 11, 2016
Common shares repurchased average price per share		€ 3.8406
Interim dividend 2016 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares		0
Final dividend 2015 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.13
Percentage of shareholders receive cash dividend		57.00%
Percentage of shareholders receive stock dividend		43.00%
Stock dividend payable description		One new Aegon common share for every 30 common shares held.
Dividend payable, date to be paid		Jun. 24, 2016
Interim dividend 2015 [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares			€ 0
Percentage of shareholders receive cash dividend			57.00%
Percentage of shareholders receive stock dividend			43.00%
Cash dividend payable per common share			€ 0.12
Stock dividend payable description			45 common shares held
Dividend payable, date to be paid			Sep. 18, 2015
Stock repurchase program to repurchase common shares			20,136,673
Period of repurchase			Between September 16, 2015, and October 13, 2015
Common shares repurchased average price per share			€ 5.2777
Final dividend 2015 [member]
Disclosure of detailed information of dividends [line items]
Stock repurchase program to repurchase common shares		29,258,662
Period of repurchase		Between July 4, 2016, and August 12, 2016
Common shares repurchased average price per share		€ 3.5054